Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [abstract]
Current income taxes	€ (19,976)	€ (4,610)
Deferred income taxes	843	(2,064)
Income tax expense	€ (19,133)	€ (6,674)